Form N-1A Cover	Jan. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 16, 2025
Prospectus Date	Jan. 15, 2025